OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following:

	March 31, 2023	June 30, 2022
Intelligent Fingerprinting Limited note receivable	$—	$500,445
Prepayments	390,527	116,525
Goods and services tax receivable	40,044	57,746
Deposits	101,253	46,602
Other receivables	—	25,443
Total	$531,824	$746,761

Other current assets consist of the following:

	June 30, 2022	June 30, 2021
Intelligent Fingerprinting Limited note receivable	$500,445	$—
Prepayments	116,525	2,424,143
Goods and services tax receivable	57,746	83,278
Deposits	46,602	—
Other receivables	25,443	1,596
Total	$746,761	$2,509,017